Earnings per equity share	12 Months Ended
Mar. 31, 2014
Earnings per equity share

30. Earnings per equity share

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of nil and 34.9 million were excluded from the calculation of diluted earnings per share for the years ended March 31, 2013 and March 31, 2014, respectively, as these were anti-dilutive for the years.

	As of March 31,
	2012	2013	2014
Weighted average number of equity shares used in computing basic earnings per equity share	2,336,704,062	2,360,974,835	2,390,295,703
Effect of potential equity shares for stock options outstanding	20,643,197	25,132,636	17,849,608

Weighted average number of equity shares used in computing diluted earnings per equity share	2,357,347,259	2,386,107,471	2,408,145,311

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2012		2013		2014		2014
Basic earnings per share	Rs.	21.30	Rs.	26.18	Rs.	33.18	US$	0.55
Effect of potential equity shares for stock options outstanding		0.18		0.27		0.24		0.01

Diluted earnings per share	Rs.	21.12	Rs.	25.91	Rs.	32.94	US$	0.54

Basic earnings per ADS	Rs.	63.90	Rs.	78.54	Rs.	99.54	US$	1.65
Effect of potential equity shares for stock options outstanding		0.54		0.81		0.72		0.03

Diluted earnings per ADS	Rs.	63.36	Rs.	77.73	Rs.	98.82	US$	1.62